Tortoise Nuclear Renaissance ETF
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 91.5%	Shares	Value
Canada Construction & Engineering - 4.4%
AtkinsRealis Group, Inc.	1,430	$99,121

Europe Power - 4.6%
Fortum Oyj	4,379	102,501

South Korea Construction & Engineering - 6.8%
Doosan Enerbility Co. Ltd. (a)	2,070	152,966

United Kingdom Nuclear Energy - 2.5%
NAC Kazatomprom JSC - GDR	667	54,694

United States Construction & Engineering - 6.8%
Amentum Holdings, Inc. (a)	3,365	100,513
Jacobs Solutions, Inc.	368	50,732
		151,245

United States Electrical Infrastructure - 1.9%
GE Vernova, Inc.	48	41,933

United States Energy Technology - 3.2%
NuScale Power Corp. (a)	2,850	36,623
Oklo, Inc. (a)	554	34,874
		71,497

United States Industrials - 20.0%
BWX Technologies, Inc.	825	169,934
Curtiss-Wright Corp.	253	177,183
Mirion Technologies, Inc. (a)	4,631	100,076
		447,193

United States Nuclear Energy - 19.6%
Cameco Corp.	1,388	164,339
Centrus Energy Corp. - Class A (a)	485	98,256
Denison Mines Corp. (a)	6,562	27,429
Energy Fuels, Inc. (a)	957	20,403
NexGen Energy Ltd. (a)	2,328	29,752
Uranium Energy Corp. (a)	6,480	99,339
		439,518

United States Power - 21.7%
Constellation Energy Corp.	572	188,691
Public Service Enterprise Group, Inc.	1,172	100,874
Talen Energy Corp. (a)	260	96,452
Vistra Corp.	576	100,161
		486,178
TOTAL COMMON STOCKS (Cost $1,920,311)		2,046,846

EXCHANGE TRADED FUNDS - 8.2%	Shares	Value
Global X Uranium ETF	514	27,930
Range Nuclear Renaissance Index ETF	1,222	89,646
VanEck Uranium and Nuclear ETF	451	66,870
TOTAL EXCHANGE TRADED FUNDS (Cost $185,513)		184,446

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (b)	7,076	7,076
TOTAL MONEY MARKET FUNDS (Cost $7,076)		7,076

TOTAL INVESTMENTS - 100.0% (Cost $2,112,900)		2,238,368
Liabilities in Excess of Other Assets - (0.0)% (c)		(717)
TOTAL NET ASSETS - 100.0%		$2,237,651

Percentages are stated as a percent of net assets.

GDR - Global Depositary Receipt
JSC - Public Joint Stock Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Tortoise Nuclear Renaissance ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,046,846	$–	$–	$2,046,846
Exchange Traded Funds	184,446	–	–	184,446
Money Market Funds	7,076	–	–	7,076
Total Investments	$2,238,368	$–	$–	$2,238,368

Refer to the Schedule of Investments for further disaggregation of investment categories.